United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company
Investment Company Act file number: 811-05807
Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

225 East Mason Street, Suite 802, Milwaukee, WI 53202-3657
(Address of principal executive offices) (zip code)
Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
225 East Mason Street
Suite 802
Milwaukee, WI 53202-3657
(414) 765-1107
(Name and address of agent for service)
Registrant's telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS
Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of September 30, 2013) (unaudited)

Industry

Common Stock (94.3% of total investments)
Industry
Bank	Shares	Cost	Market Value	% Total Inv.
Wells Fargo & Company	15,000	597,750	$619,800
			$619,800	(2.2%)
Consumer
The Coca-Cola Company	28,000	1,058,939	1,060,640
Colgate-Palmolive Co.	12,000	72,938	711,600
PepsiCo, Inc.	10,000	168,296	795,000
			$2,567,240	(9.2%)
Data Processing
Automatic Data Processing, Inc.	17,000	600,933	1,230,460
Paychex, Inc.	31,000	797,952	1,259,840
			$2,490,300	(8.9%)
Drug/Medical Device
Abbott Laboratories Inc.	7,500	175,588	248,925
Johnson & Johnson	4,000	45,500	346,760
Stryker Corp.	18,000	82,375	1,216,620
			$1,812,305	(6.5%)
Industrial
Deere & Company	20,000	1,681,501	1,627,800
Emerson Electric Co.	20,000	900,188	1,294,000
Hillenbrand, Inc.	51,000	987,591	1,395,870
Illinois Tool Works Inc.	17,000	786,916	1,296,590
Sigma-Aldrich Corp.	16,000	498,184	1,364,800
Waters Corp.*	6,000	302,341	637,260
			$7,616,320	(27.3%)
Insurance
AFLAC Corp.	19,000	1,018,259	1,177,810
Berkshire Hathaway Inc.*	17,000	1,303,475	1,929,670
The Chubb Corporation	14,000	715,049	1,249,640
			$4,357,120	(15.6%)
Mutual Fund Managers
Eaton Vance Corp.	28,000	607,484	1,087,240
Franklin Resources, Inc.	45,000	1,884,581	2,274,750
T Rowe Price Group Inc.	14,000	987,352	1,007,020
			$4,369,010	(15.6%)
Closed-End Funds
Central Securities Corporation	49,643	1,151,301	1,163,135
First Trust Dividend Income Fund	160,300	1,329,982	1,348,123
			$2,511,258	(9.0%)

Total common stock investments			$26,343,353
Money Market Funds (5.7% of total investments)			LEVEL ONE

Federated Government Obligations Fund #5 Institutional, 0.01%			$1,583,985	(5.7%)
Total Money Market Investment			$1,583,985

Total investments			$27,927,338
All other assets less liabilities			51,406
Accrued investment advisory fees			(18,400)
Total net assets			$27,960,344
*Non-dividend paying security

Footnote:

The following information is based upon federal income tax cost of portfolio investments as of September 30, 2013:

Gross unrealized appreciation	$8,654,301
Gross unrealized depreciation	(65,424)
Net unrealized appreciation	$8,588,877

Federal income tax basis	$17,754,477

ITEM 2.	Controls and Procedures

(a)	As of October 1, 2013, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant). Based on that evaluation, the registrant's President and Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

(b)	Fair Value Accounting—Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly.  These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.  These level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.